Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	8,479	8,479
Preferred stock shares outstanding	8,479	8,479
Common stock shares authorized	250,000,000	250,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	104,261,029	103,255,409
Common stock shares outstanding	104,261,029	103,255,409